Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lessee, Lease, Description [Line Items]
Lease expense	$ 28.8
Operating lease payments	$ 27.3
Weighted-average remaining lease term (in years)	5 years 3 months 25 days
Discount rate for leases (as a percent)	6.77%
Total net rent expense		$ 20.8	$ 22.1
Total net rent expense	$ 20.4
Total sublease income		$ 1.0	$ 0.5
Total sublease income	$ 1.4
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease terms (in years)	1 year
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease terms (in years)	8 years